                                                              SEMI-ANNUAL REPORT

                                                     Green Century Balanced Fund
                                                               December 31, 1997
                                                       Green Century Equity Fund
                                                                January 31, 1998

[LOGO OF GREEN CENTURY FUNDS APPEARS HERE]

     An Investment For Your Future. 29 Temple Place, Boston, Massachusetts 02111

     For information on the Green Century Funds (R), call 1-800-93-GREEN. For information on opening an account, details on account services and information about existing accounts, call 1-800-221-5519. For share price information, call 1-800-882-8316 24 hours a day.
================================================================================
          Dear Green Century Funds Shareholder:

          In 1991, a partnership of environmental advocacy organizations founded the Green Century Funds. Since that time, our mission has been to seek solid financial returns for environmentally conscious investors while promoting greater corporate environmental accountability. We are proud to report to our many new investors and our long-term shareholders our progress toward these goals in the past year.
          The Green Century Funds thrived in Calendar Year 1997. Both Green Century Funds delivered strong returns.* For the one year ended December 31, 1997, the Green Century Equity Fund's total return beat the Lipper average for growth funds and the Green Century Balanced Fund's total return matched the Lipper balanced fund average exactly. Our returns captured media attention in a variety of publications which featured articles on socially responsible investing, and our Balanced Fund was highlighted in an article in The Wall Street Journal. Our combined assets under management doubled, as did the number of shareholder accounts.

          THE GREEN CENTURY EQUITY FUND'S total one-year return for the 1997 calendar year was a superior 35.71%, exceeding the 25.30% average total return of growth funds tracked by Lipper for the same period./1/ As of December 31, 1997 the three- and five-year average annual total returns of the Green Century Equity Fund were 30.51% and 18.37%, respectively, beating the three- and five-year Lipper growth fund average annual total returns of 25.11% and 16.47% for the same periods. As of December 31, 1997, the Green Century Equity Fund's average annual total return was 16.87% since its inception on June 3, 1991./2/
          As of January 31, 1998, the Green Century Equity Fund's one- and three-year average annual total returns fell to 28.93% and 30.33%, respectively. The five-year average annual total return rose slightly to 18.60%, and the Fund's average annual total return since inception on June 3, 1991, was 16.98% as of January 31, 1998./2/
          The Green Century Equity Fund invests primarily in a portfolio of the 400 companies that comprise the Domini Social Index, a broadly diversified portfolio which screens out those companies with the worst environmental and social records. As of January 31, 1998, 99.5% of the net assets of the Fund were invested in the stocks of the 400 companies. Relative to unscreened market indices such as the Standard and Poor's 500 Index (the S&P 500),/3/ the Green Century Equity Fund benefitted from its overexposure to the telecommunications industry and its underexposure to the international oil and chemical industries

*The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

during the six months ended January 31, 1998. During the same time period, the Fund's performance was hurt by its underexposure to the pharmaceutical industry.

          THE GREEN CENTURY BALANCED FUND earned solid returns in 1997. As of December 31, 1997, the one-year total return was 19.00%, matching the 19.00% average total return of balanced funds tracked by Lipper. For the three-year period ended December 31, 1997, the Green Century Balanced Fund's average annual total return was 20.72%, slightly above the Lipper balanced fund average of 19.44%. For the five-year period ended December 31, 1997, the Balanced Fund's average annual total return was 10.88%, trailing the 13.20% five-year average return of balanced funds tracked by Lipper. As of December 31, 1997, the Green Century Balanced Fund's average annual total return since inception on March 18, 1992, was 10.27%.
          The Green Century Balanced Fund invests in performance-driven companies whose business is to protect the environment; including companies that produce renewable energy and those that offer effective remedies for existing environmental problems. The Balanced Fund also invests in those companies that have minimized their adverse impact on the environment and those companies Green Century believes are "best of class" companies that are setting standards for environmental protection in their industries. Green Century believes that well-managed environmentally responsible companies minimize their environmental risks, allowing them to enjoy competitive advantages from cost reductions and access to expanding and new growth markets.
          Examples of current holdings in the Green Century Balanced Fund include:/4/
          . Ionics, Inc., a company which supplies water treatment and purification systems that remove toxic contaminants from industrial wastewater;
          . Galileo, which manufactures on-line systems for industries to monitor, detect and prevent chemical leaks that could be dangerous to the environment; and
          . Whole Foods Market, the nation's largest chain of natural food supermarkets which offer health foods and environmentally sensitive household products.

          SHAREHOLDER ADVOCACY is a crucial tool for environmentalists who want to use their power as investors to promote corporate responsibility. On September 26, 1997, the Securities and Exchange Commission (SEC) proposed new rules that Green Century Capital Management (GCCM), the Administrator of the Funds, believes would, if adopted, disenfranchise shareholder activists by severely limiting the shareholder resolution process. GCCM formally opposed the new rules by registering concerns with SEC Commissioner Arthur Levitt and by filing comments with SEC Secretary Jonathan Katz. GCCM joined a diverse coalition of 340 organizations opposed to the proposed rules. Coalition partners included environmental organizations such as the National Wildlife Federation and the Sierra Club. GCCM staff also met with the staff of U.S. House Commerce Committee members, urging members to oppose the new rules.
          In sum, the past year has been one of the best in the history of the Green Century Funds. The Funds delivered strong, competitive returns while fighting to protect investors' ability to promote environmental corporate responsibility through the shareholder resolution process.
          Thank you for your commitment to environmentally responsible investing and your investment in the Green Century Funds.

          Respectfully,

          The Green Century Funds

/1/ Lipper Analytical Services, Inc. is a respected mutual fund ranking service. The Lipper growth fund category of mutual funds includes funds that normally invest in companies whose long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indices. The Lipper balanced fund category of mutual funds includes funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.
/2/ The Green Century Equity Fund, which commenced investment operations in September, 1995, invests all of its assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, the performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.
/3/ The S&P 500 is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
/4/ As of December 31, 1997, the above named companies composed the following percentages of the portfolio of the Balanced Fund: Ionics, Inc. 2.63%; Galileo 6.27%; and Whole Foods Market 2.86%. The holdings of the Balanced Fund may change due to ongoing management of the Fund. References to specific investments should not be construed as a recommendation of the securities by the Funds, the adviser or their distributor.
This material must be proceeded or accompanied by a current prospectus.
Distributor: Sunstone Distribution Services, LLC. 2/98

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                DECEMBER 31,1997
                                  (UNAUDITED)
COMMON STOCKS--72.7%

                                                            SHARES    VALUE
ENVIRONMENTAL PRODUCTS & SERVICES-- 22.0%
Caraustar Industries, Inc..................................  5,000 $   171,250
Culligan Water Technologies, Inc. (b)......................  4,000     201,000
CUNO Inc. (b).............................................. 12,500     190,625
Galileo Corp. (b).......................................... 80,000     840,000
IMCO Recycling, Inc........................................ 10,000     160,625
Ionics, Inc. (b)...........................................  9,000     352,125
Philip Services Corp. (b).................................. 12,500     179,687
Thermo Electron Corp. (b)..................................  5,000     222,500
Thermo Fibergen, Inc. (b).................................. 15,000     142,500
Thermo Trilogy Corp. (b)(f)................................ 12,000      99,000
U.S. Filter Corp. (b)......................................  3,680     110,170
Waterlink, Inc. (b)........................................ 15,000     247,500
                                                                   -----------
                                                                     2,916,982
                                                                   -----------
TECHNOLOGY--17.2%
Ade Corp.(b)...............................................  7,500     131,250
Checkpoint Systems, Inc. (b)............................... 25,000     437,500
Hewlett-Packard Co.........................................  2,000     125,000
Intel Corp.................................................    200      14,050
Kofax Image Products, Inc. (b)............................. 10,000      55,625
Metrika Systems Corp. (b).................................. 17,500     266,875
Natural Microsystems Corp. (b).............................  3,000     139,500
Orbital Sciences Corp. (b)................................. 18,000     535,500
Project Software & Development, Inc. (b)................... 11,500     270,250
System Software Associates, Inc. (b)....................... 25,000     218,750
Thermo Voltek Corp. (b).................................... 15,000      78,750
                                                                   -----------
                                                                     2,273,050
                                                                   -----------
NATURAL FOODS & NUTRACEUTICALS--7.0%
Twinlab Corp. (b).......................................... 22,000     544,500
Whole Foods Market, Inc. (b)...............................  7,500     383,438
                                                                   -----------
                                                                       927,938
                                                                   -----------
HEALTH SERVICES & HOSPITAL SUPPLIES--6.3%
Healthplan Services Corp................................... 12,000     252,000
Premier Laser Systems, Inc. (b)............................ 25,000     188,280
Thermo Bioanalysis Corp. (b)...............................  7,500     147,188
Vencor, Inc. (b)........................................... 10,000     244,375
                                                                   -----------
                                                                       831,843
                                                                   -----------
AGRICULTURE--5.2%
Delta & Pine Land Co....................................... 10,310     314,455
Potash Corp. of Saskatchewan (e)...........................  4,500     373,500
                                                                   -----------
                                                                       687,955
                                                                   -----------

                                                           SHARES       VALUE
ENERGY--4.6%
Calpine Corp. (b).......................................      17,000 $   252,875
Meridian Resource Corp. (b).............................      37,000     353,812
                                                                     -----------
                                                                         606,687
                                                                     -----------
PHARMACEUTICALS--3.5%
Elan Corp. PLC ADR (b)(c)...............................       6,000     307,125
Pharmacopeia, Inc. (b)..................................      10,000     160,000
                                                                     -----------
                                                                         467,125
                                                                     -----------
FINANCIAL SERVICES--3.1%
American International Group, Inc.......................         100      10,875
BankUnited Financial Corp. (b)..........................      10,000     154,062
Conning Corp. (b).......................................      15,000     251,250
                                                                     -----------
                                                                         416,187
                                                                     -----------
COMMERCIAL PRODUCTS & SERVICES--1.9%
Bright Horizons, Inc. (b)...............................       5,000      93,750
Danka Business Systems PLC ADR (c)......................      10,000     159,375
                                                                     -----------
                                                                         253,125
                                                                     -----------
RETAIL--1.8%
The Home Depot, Inc.....................................       4,000     235,500
                                                                     -----------
COMMUNICATIONS --0.1%
Time Warner, Inc........................................         100       6,200
                                                                     -----------
PAPER & FOREST PRODUCTS--0.0%
Champion International Corp.............................         100       4,531
                                                                     -----------
Total Common Stocks
 (Cost $8,366,489)......................................               9,627,123
                                                                     -----------
CORPORATE BONDS & NOTES--24.8%
                                                          PRINCIPAL
                                                           AMOUNT
COMMUNICATIONS--8.0%
GST USA, Inc.
 0%, due 12/15/05....................................... $   300,000 $   231,000
Globalstar LP
 11.25%, due 06/15/04...................................     200,000     201,500
Ionica PLC
 0%, due 05/01/07.......................................     400,000     162,000
Nextel Communications
 0%, due 08/15/04.......................................     300,000     267,750
Winstar Communications, Inc.
 0%, due 10/15/05.......................................     250,000     198,750
                                                                     -----------
                                                                       1,061,000
                                                                     -----------

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(CONCLUDED)

                                DECEMBER 31,1997
                                  (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT     VALUE
FOOD & BEVERAGE--7.2%
Curtice-Burns Foods
 12.25%, due 2/01/05..................................  200,000  $  221,500
Homeland Stores, Inc.
 10.00%, due 8/01/03..................................  250,000     230,000
Sparkling Spring Water
 11.50%, due 11/15/07 (d).............................  250,000     258,750
Specialty Foods Corp.
 10.25%, due 8/15/01..................................  250,000     248,750
                                                                 ----------
                                                                    959,000
                                                                 ----------
CONSUMER GOODS--4.2%
Brazos Sportswear, Inc.
 10.50%, due 7/01/07..................................  300,000     300,000
Collins & Aikman Floorcovering Corp.
 10.00%, due 1/15/07 (d)..............................  250,000     250,000
                                                                 ----------
                                                                    550,000
                                                                 ----------
ENERGY--1.9%
Calpine Corp.
 8.75%, due 07/15/07 (d)..............................  250,000     256,250
                                                                 ----------
EQUIPMENT--1.9%
Willcox & Gibbs, Inc.
 12.25%, due 12/15/03.................................  250,000     250,000
                                                                 ----------
ENVIRONMENTAL SERVICES--1.6%
ICF Kaiser International
 13.00%, due 12/31/03.................................  200,000     207,000
                                                                 ----------
Total Corporate Bonds and Notes (Cost $3,226,827).....            3,283,250
                                                                 ----------
SHORT-TERM OBLIGATIONS--3.6%
REPURCHASE AGREEMENTS
Salomon Brothers, 5.85%, dated 12/31/97, due 1/02/98, proceeds
 $486,301 (collateralized by U.S. Treasury securities with matu-
 rity at 10/15/98, value $495,931)..............................    486,143
                                                                 ----------
TOTAL INVESTMENTS (A)--101.1%
 (Cost $12,079,459)............................................. 13,396,516

                 See Notes to Financial Statements

WRITTEN OPTIONS--(0.0)%
                                                 NUMBER OF STRIKE
                                                 CONTRACTS  PRICE     VALUE
Potash Corp. of Saskatchewan call option,
 1/17/98........................................     45    $100.00 $      (281)
                                                                   -----------
Other Liabilities Less Other Assets--(1.1)%.....                      (150,701)
                                                                   -----------
NET ASSETS--100%.................................................. $13,245,534
                                                                   ===========

-------
(a) The cost of investments for federal income tax purposes is $12,079,459, resulting in gross unrealized appreciation and depreciation of $1,847,919 and $530,862 respectively, or net unrealized appreciation of $1,317,057.
(b) Non-income producing security.
(c) Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt representing foreign securities on deposit with a domestic custodian bank.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(e) Securities pledged as collateral to cover outstanding call options written at December 31, 1997.
(f) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. At December 31, 1997, this security is valued at fair value, which in the opinion of management, is equal to cost.

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997
                                  (UNAUDITED)

ASSETS:
Investments, at value (cost $12,079,459)..........................  $13,396,516
Receivables for:
 Interest and dividends...........................................       95,948
 Capital stock sold...............................................          835
                                                                    -----------
 Total assets.....................................................   13,493,299
                                                                    -----------
LIABILITIES:
Due to custodian..................................................      172,351
Payable for securities purchased..................................       45,625
Accrued expenses..................................................       27,171
Payable for capital stock redeemed................................        2,337
Written options (premiums received $11,115) (Notes 1 and 3).......          281
                                                                    -----------
 Total liabilities................................................      247,765
                                                                    -----------
NET ASSETS........................................................  $13,245,534
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in capital...................................................  $11,411,090
Accumulated net realized gain on investments and options written..      511,748
Net unrealized appreciation on investments and options written....    1,327,891
Distributions in excess of net investment income..................       (5,195)
                                                                    -----------
NET ASSETS........................................................  $13,245,534
                                                                    ===========
SHARES OUTSTANDING................................................      979,849
                                                                    ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE....  $     13.52
                                                                    ===========

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
Interest income..................................................... $  152,657
Dividend income (net of foreign withholding tax of $175)............     23,685
                                                                     ----------
   Total investment income..........................................    176,342
                                                                     ----------
EXPENSES (NOTE 2):
Administrative services fee.........................................     93,884
Investment advisory fee.............................................     46,942
Distribution fee....................................................     15,648
                                                                     ----------
   Total expenses...................................................    156,474
                                                                     ----------
NET INVESTMENT INCOME...............................................     19,868
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1):
Net realized gain on:
 Investments........................................................  1,134,850
 Options written....................................................     24,075
                                                                     ----------
                                                                      1,158,925
Net increase in unrealized appreciation of:
 Investments........................................................     18,739
 Options written....................................................     33,518
                                                                     ----------
                                                                         52,257
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.....................  1,211,182
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $1,231,050
                                                                     ==========

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE         FOR THE
                                                SIX MONTHS ENDED   YEAR ENDED
                                                DECEMBER 31, 1997 JUNE 30, 1997
                                                   (UNAUDITED)      (AUDITED)
INCREASE IN NET ASSETS:
From Operations:
 Net investment income.........................    $    19,868     $    84,186
 Net realized gain on investments and options
  written......................................      1,158,925         701,949
 Net increase in unrealized appreciation of in-
  vestments and options written................         52,257         653,503
                                                   -----------     -----------
 Net increase in net assets resulting from op-
  erations.....................................      1,231,050       1,439,638
                                                   -----------     -----------
Dividends to shareholders (Note 1):
 From net investment income....................        (78,490)        (67,661)
 From net realized gains.......................     (1,204,821)     (1,042,169)
                                                   -----------     -----------
Total dividends and distributions..............     (1,283,311)     (1,109,830)
                                                   -----------     -----------
Capital share transactions (Note 4):
 Proceeds from sales of shares.................      1,601,272       2,238,592
 Reinvestment of dividends and distributions...      1,022,174         626,390
 Payments for shares redeemed..................       (347,793)       (387,839)
                                                   -----------     -----------
 Net increase in net assets resulting from cap-
  ital stock transactions......................      2,275,653       2,477,143
                                                   -----------     -----------
Total Increase in Net Assets...................      2,223,392       2,806,951
NET ASSETS:
 Beginning of Period...........................     11,022,142       8,215,191
                                                   -----------     -----------
 End of Period (including distributions in ex-
  cess of net investment income of $5,195 for
  the six months ended December 31, 1997 and
  undistributed net investment income of
  $53,427 for the year ended June 30, 1997)....    $13,245,534     $11,022,142
                                                   ===========     ===========

                          GREEN CENTURY BALANCED FUND
                              FINANCIAL HIGHLIGHTS

                               FOR THE                                                  FOR THE PERIOD
                             SIX MONTHS                                                 MARCH 18, 1992
                                ENDED              FOR THE YEARS ENDED JUNE 30,         (COMMENCEMENT
                          DECEMBER 31, 1997 ----------------------------------------    OF OPERATIONS)
                             (UNAUDITED)     1997     1996     1995    1994     1993   TO JUNE 30, 1992
Net Asset Value,
 beginning of period....       $ 13.53      $ 13.34  $ 11.03  $ 9.68  $10.14   $ 9.84       $10.00
                               -------      -------  -------  ------  ------   ------       ------
Income from investment
 operations:
 Net investment income..          0.02         0.12     0.10    0.10    0.07     0.06         0.02
 Net realized and
  unrealized gain (loss)
  on investments........          1.41         1.77     2.31    1.35   (0.46)    0.30        (0.16)
                               -------      -------  -------  ------  ------   ------       ------
Total increase
 (decrease) from
 investment operations..          1.43         1.89     2.41    1.45   (0.39)    0.36        (0.14)
                               -------      -------  -------  ------  ------   ------       ------
Less dividends and
 distributions (Note 1):
 Dividends from net
  investment income.....         (0.09)       (0.10)   (0.10)  (0.10)  (0.07)   (0.06)       (0.02)
 Dividends from net
  realized gains........         (1.35)       (1.60)      --      --      --       --           --
                               -------      -------  -------  ------  ------   ------       ------
Total decrease from
 dividends and
 distributions..........         (1.44)       (1.70)   (0.10)  (0.10)  (0.07)   (0.06)       (0.02)
                               -------      -------  -------  ------  ------   ------       ------
Net Asset Value, end of
 period.................       $ 13.52      $ 13.53  $ 13.34  $11.03  $ 9.68   $10.14       $ 9.84
                               =======      =======  =======  ======  ======   ======       ======
Total return............         10.92%(a)    15.22%   21.98%  15.00%  (3.83)%   3.69%       (1.45)%(a)
Ratios\Supplemental
 data:
 Net assets, end of
  period (in 000's).....       $13,246      $11,022  $ 8,215  $3,291  $3,151   $2,821       $  547
 Ratio of expenses to
  average net assets....          2.50%(b)     2.50%    2.50%   2.50%   2.50%    2.50%        2.50%(b)
 Ratio of net investment
  income to average net
  assets................          0.32%(b)     0.94%    0.85%   0.97%   0.74%    0.85%        1.13%(b)
 Portfolio turnover.....            58%         109%     136%     16%     14%      11%           2%
 Average commission rate
  paid per share........       $0.0309      $0.0646  $0.0628      --      --       --           --

(a) Not annualized
(b) Annualized
                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                JANUARY 31, 1998
                                  (UNAUDITED)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)....... $8,402,836
                                                                      ----------
   Total assets......................................................  8,402,836
                                                                      ----------
LIABILITIES:
Accrued expenses (Note 2)............................................      7,651
                                                                      ----------
   Total liabilities.................................................      7,651
                                                                      ----------
NET ASSETS........................................................... $8,395,185
                                                                      ==========
NET ASSETS CONSIST OF:
Paid-in capital...................................................... $6,905,903
Accumulated net realized gain on investment..........................     54,056
Net unrealized appreciation on investment............................  1,435,226
                                                                      ----------
NET ASSETS........................................................... $8,395,185
                                                                      ==========
SHARES OUTSTANDING...................................................    472,752
                                                                      ==========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE....... $    17.76
                                                                      ==========

                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED JANUARY 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio................................ $ 44,151
Expenses from Index Portfolio.........................................   (6,575)
                                                                       --------
   Net income from Index Portfolio....................................   37,576
                                                                       --------
EXPENSES:
Administrative services fee (Note 2)..................................   42,692
                                                                       --------
NET INVESTMENT LOSS...................................................   (5,116)
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT:
Net realized gain on investment.......................................   55,941
Net increase in unrealized appreciation of investment.................  369,685
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT........................  425,626
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $420,510
                                                                       ========

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE
                                                    SIX MONTHS       FOR THE
                                                      ENDED        YEAR ENDED
                                                 JANUARY 31, 1998 JULY 31, 1997
                                                   (UNAUDITED)      (AUDITED)
INCREASE IN NET ASSETS:
From Operations:
 Net investment income (loss)...................    $   (5,116)    $    1,603
 Net realized gain on investments...............        55,941          6,238
 Net increase in unrealized appreciation of in-
  vestment......................................       369,685      1,064,623
                                                    ----------     ----------
 Net increase in net assets resulting from oper-
  ations........................................       420,510      1,072,464
                                                    ----------     ----------
Dividends to shareholders:
 From net investment income.....................           --          (4,238)
 From net realized gains........................        (5,456)          (824)
                                                    ----------     ----------
 Total dividends and distributions..............        (5,456)        (5,062)
                                                    ----------     ----------
Capital Share Transactions (Note 4):
 Proceeds from sales of shares..................     3,183,655      3,530,696
 Reinvestment of dividends and distributions....         5,171          4,505
 Payments for shares redeemed...................      (483,873)      (207,152)
                                                    ----------     ----------
 Net increase in net assets resulting from capi-
  tal share transactions........................     2,704,953      3,328,049
                                                    ----------     ----------
Total Increase in Net Assets....................     3,120,007      4,395,451
NET ASSETS:
 Beginning of period............................     5,275,178        879,727
                                                    ----------     ----------
 End of period (including distributions in
  excess of net investment income of $0 and
  $2,240 at January 31, 1998, and July 31, 1997,
  respectively).................................    $8,395,185     $5,275,178
                                                    ==========     ==========

                           GREEN CENTURY EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                                   FOR THE                      FOR THE PERIOD
                                  SIX MONTHS                  SEPTEMBER 13, 1995
                                    ENDED          FOR THE     (COMMENCEMENT OF
                               JANUARY 31, 1998  YEAR ENDED     OPERATIONS) TO
                                 (UNAUDITED)    JULY 31, 1997   JULY 31, 1996
Net Asset Value, beginning of
 period......................       $16.86         $11.04           $10.00
                                    ------         ------           ------
Income from investment opera-
 tions:
 Net investment income
  (loss).....................        (0.01)          0.02             0.02
 Net realized and unrealized
  gain on investments........         0.92           5.84             1.04
                                    ------         ------           ------
 Total increase from invest-
  ment operations............         0.91           5.86             1.06
                                    ------         ------           ------
Less dividends and distribu-
 tions:
 Dividends from net invest-
  ment income................          --           (0.03)           (0.02)
 Distributions from net real-
  ized gains.................        (0.01)         (0.01)              --
                                    ------         ------           ------
Total decrease from dividends
 and distributions...........        (0.01)         (0.04)           (0.02)
                                    ------         ------           ------
Net Asset Value, end of peri-
 od..........................       $17.76         $16.86           $11.04
                                    ======         ======           ======
Total return.................         5.42%(a)      53.14%           10.64%(a)
Ratios/supplemental data
 Net Assets, end of period
  (in 000's).................       $8,395         $5,275           $  880
 Ratio of expenses to average
  net assets.................         1.50%(b)       1.50%            1.50%(b)
 Ratio of net investment in-
  come (loss) to average net
  assets.....................        (0.15)%(b)      0.07%            0.49%(b)

(a) Not annualized.
(b) Annualized.

                       See Notes to Financial Statements

                 GREEN CENTURY BALANCED FUND/DECEMBER 31, 1997

                   GREEN CENTURY EQUITY FUND/JANUARY 31, 1998

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund and the Green Century Equity Fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
  The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.04% at January 31, 1998). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
  (A) BALANCED FUND INVESTMENT VALUATION: Equity securities listed on national securities exchanges or reported through the NASDAQ system are valued at last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at the mean between the closing bid and asked prices if such securities are listed on a national exchange, and at the last quoted bid price in the case of securities not listed on a national exchange. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuation furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
      EQUITY FUND INVESTMENT VALUATION: Valuation of securities by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
  (B) BALANCED FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
      EQUITY FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: The Fund earns income, net of Index Portfolio expenses, daily based on its investment in the Index Portfolio.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  (C) DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Accordingly, at January 31, 1998 for the Equity Fund, a reclassification was recorded to increase undistributed net investment income by $7,356 and to reduce undistributed net realized gain by $4,515 and paid-in capital by $2,841.
  (D) BALANCED FUND OPTIONS WRITTEN: When the Balanced Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Balanced Fund realizes a gain equal to the amount of the premium originally received. When the Balanced Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.
           The risk in writing a call option is that the Balanced Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, the Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.
  (E) FEDERAL TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

NOTE 2--TRANSACTIONS WITH AFFILIATES
  (A) INVESTMENT ADVISER: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
  (B) SUBADVISER: Winslow Management Company ("Winslow"), a division of Eaton Vance Management, is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually. For the six months ended December 31, 1997, Green Century accrued fees of $30,012 to Winslow.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  (C) ADMINISTRATOR: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at an annual rate equal to 1.50% of the Fund's average daily net assets, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees and any amortization of organization expenses), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
  (D) SUBADMINISTRATOR: Pursuant to a Subadministrative Services Agreement with the Administrator, Sunstone Financial Group, Inc. ("Sunstone"), as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended December 31, 1997, Green Century accrued fees of $16,936 to Sunstone relating to services performed on behalf of the Balanced Fund, and for the six months ended January 31, 1998, Green Century accrued fees of $17,500 to Sunstone relating to services performed on behalf of the Equity Fund. Prior to July 7, 1997, Signature Broker-Dealer Services, Inc. ("Signature") served as Subadministrator of the Funds. For the six months ended December 31, 1997, Green Century accrued fees of $273 to Signature relating to services performed on behalf of the Balanced Fund.
  (E) DISTRIBUTION PLAN: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to Sunstone Distribution Services, LLC, as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended December 31, 1997, the Balanced Fund accrued and paid $15,207 to Sunstone Distribution Services, LLC for services provided pursuant to the plan. Prior to July 7, 1997, Signature served as the Distributor of the Balanced Fund. For the six months ended December 31, 1997, the Balanced Fund accrued and paid $456 to Signature for services provided pursuant to the Plan.

NOTE 3--INVESTMENT TRANSACTIONS
  The Balanced Fund's purchases and sales of securities, other than short-term securities, aggregated $7,966,739 and $7,011,753, respectively for the six months ended December 31, 1997.
  The Balanced Fund's activity in written options for the six months ended December 31, 1997 was as follows:

                                                            PREMIUM   CONTRACTS
Options outstanding at June 30, 1997....................... $ 27,847       155
Options written............................................   31,566       197
Options exercised..........................................  (24,223)     (210)
Options expired............................................  (24,075)      (97)
                                                            --------  --------
Options outstanding at December 31, 1997................... $ 11,115        45
                                                            ========  ========

  Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $3,209,461 and $504,508 for the six months ended January 31, 1998.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)

NOTE 4--CAPITAL SHARE TRANSACTIONS
  Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                  BALANCED FUND                     EQUITY FUND
                         -------------------------------- --------------------------------
                         FOR THE SIX MONTHS    FOR THE    FOR THE SIX MONTHS    FOR THE
                               ENDED         YEAR ENDED         ENDED         YEAR ENDED
                         DECEMBER 31, 1997  JUNE 30, 1997  JANUARY 31, 1998  JULY 31, 1997
Shares sold.............      111,523          178,968         189,661          248,224
Reinvestment of divi-
 dends..................       78,147           50,015             307              329
Shares redeemed.........      (24,380)         (30,384)        (30,075)         (15,392)
                              -------          -------         -------          -------
                              165,290          198,599         159,893          233,161
                              =======          =======         =======          =======

--------------------------------------------------------------------------------

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                            SHARES    VALUE
APPAREL--0.3%
Brown Group, Inc. .........................................  1,700 $     24,650
Hartmarx Corporation (b)...................................  3,300       24,544
Liz Claiborne, Inc. .......................................  6,500      263,250
Oshkosh B'Gosh.............................................    800       27,400
Phillips-Van Heusen Corporation............................  2,500       30,156
Reebok International Ltd. (b)..............................  5,500      146,781
Russell Corporation........................................  3,500       86,406
Springs Industries, Inc....................................  2,000      105,250
Stride Rite Corporation....................................  4,600       52,325
Timberland Company (The) (b)...............................  1,100       64,075
V. F. Corporation.......................................... 12,200      521,550
                                                                   ------------
                                                                      1,346,387
                                                                   ------------
BANKING--7.5%
Banc One Corporation....................................... 59,195    3,307,521
BankAmerica Corporation.................................... 69,900    4,967,269
BankBoston Corporation..................................... 14,500    1,297,750
Bankers Trust New York Corporation.........................  9,700    1,011,831
CoreStates Financial Corp.................................. 19,800    1,514,700
Fifth Third Bancorp........................................ 15,250    1,162,813
First Chicago NBD Corp. ................................... 29,106    2,172,035
Mellon Bank Corporation.................................... 25,500    1,539,563
Morgan (J.P.) & Co. Incorporated........................... 17,800    1,801,138
Norwest Corporation........................................ 76,000    2,774,000
PNC Bank Corp. ............................................ 30,500    1,572,656
SunTrust Banks, Inc. ...................................... 21,100    1,461,175
Vermont Financial Services Corp. ..........................  1,300       35,344
Wachovia Corporation....................................... 20,400    1,586,100
Washington Mutual Inc. .................................... 25,780    1,656,365
Wells Fargo & Company......................................  8,600    2,657,400
                                                                   ------------
                                                                     30,517,660
                                                                   ------------
COMMERCIAL PRODUCTS & SERVICES--1.8%
Avery Dennison Corporation................................. 10,300      462,213
Cintas Corporation.........................................  9,700      404,975
Deluxe Corporation.........................................  7,900      260,700
DeVry Inc. (b).............................................  3,600      108,900
Donnelley (R.R.) & Sons Company............................ 14,600      544,763
Harland (John H.) Company..................................  2,800       43,050
Herman Miller, Inc. .......................................  4,400      254,650
HON Industries, Inc. ......................................  3,000      183,000
Ikon Office Solutions...................................... 13,400      422,100
Interface Inc..............................................  2,300       81,363
Kelly Services, Inc........................................  3,675      120,816
Moore Corporation..........................................  8,600      129,000
National Service Industries, Inc...........................  4,300      215,000

                                                           SHARES     VALUE
COMMERCIAL PRODUCTS & SERVICES--CONTINUED
New England Business Service, Inc.........................   1,300 $     42,900
Pitney Bowes Inc..........................................  28,900    1,325,788
Standard Register Company.................................   2,800       96,075
Tennant Company...........................................   1,000       35,500
Xerox Corporation.........................................  32,600    2,620,225
                                                                   ------------
                                                                      7,351,018
                                                                   ------------
CONSTRUCTION--0.3%
Apogee Enterprises, Inc. .................................   2,500       29,531
Centex Corporation........................................   3,200      200,800
Champion Enterprises Inc. ................................   4,500       88,031
Fleetwood Enterprises, Inc. ..............................   3,400      141,525
Granite Construction Incorporated.........................   1,600       37,600
Kaufman & Broad Home Corporation..........................   3,800       97,850
Rouse Company.............................................   6,500      218,563
Sherwin-Williams Company..................................  17,200      490,200
Skyline Corporation.......................................     900       24,975
TJ International, Inc. ...................................   1,700       41,863
                                                                   ------------
                                                                      1,370,938
                                                                   ------------
ENERGY--2.5%
Amoco Corporation.........................................  48,700    3,962,963
Anadarko Petroleum Corporation............................   5,800      342,200
Apache Corporation........................................   8,800      291,500
ARCO Chemical Company.....................................   9,700      460,750
Atlantic Richfield Company................................  32,100    2,387,438
Consolidated Natural Gas Company..........................   9,500      515,969
Oryx Energy Company (b)...................................  10,700      256,800
Pennzoil Company..........................................   4,600      297,275
Santa Fe Energy Resources, Inc. (b).......................  10,000      105,000
Sun Company, Inc. ........................................   6,900      267,375
Union Pacific Resources Group, Inc. ......................  25,600      572,800
Williams Companies........................................  32,000      912,000
                                                                   ------------
                                                                     10,372,070
                                                                   ------------
FINANCIAL SERVICES--6.0%
Ahmanson (H.F.) & Company.................................   9,700      565,631
American Express Company..................................  46,500    3,891,469
Beneficial Corporation....................................   5,300      411,413
Block (H & R), Inc. ......................................  10,400      456,300
Dime Bancorp..............................................  12,600      352,800
Edwards (A.G.), Inc. .....................................   9,487      359,320
Fannie Mae................................................ 106,600    6,582,550

                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                           SHARES     VALUE
FINANCIAL SERVICES--CONTINUED
Federal Home Loan Mortgage Corporation....................  69,500 $  3,092,750
FirstFed Financial Corp. (b)..............................   1,100       38,638
Golden West Financial.....................................   5,700      481,294
Household International, Inc. ............................  10,900    1,357,050
MBIA Inc..................................................   9,200      595,700
MBNA Corporation..........................................  50,100    1,556,231
Merrill Lynch & Co., Inc. ................................  33,300    2,102,063
Piper Jaffray Companies Inc. .............................   1,800       65,700
Schwab (Charles) Corporation..............................  26,600      970,900
Student Loan Marketing Association........................  17,700      745,613
Transamerica Corporation..................................   6,200      637,050
Value Line, Inc. .........................................   1,000       39,438
Wesco Financial Corporation...............................     700      211,575
                                                                   ------------
                                                                     24,513,485
                                                                   ------------
FOODS & BEVERAGES--8.3%
Ben & Jerry's Homemade, Inc. (b)..........................     600        9,375
Campbell Soup Company.....................................  45,800    2,450,300
Coca-Cola Company......................................... 248,500   16,090,375
Fleming Companies, Inc. ..................................   3,700       55,731
General Mills Incorporated................................  15,800    1,176,113
Heinz (H.J.) Company......................................  36,700    2,034,556
Hershey Foods Corporation.................................  14,600      929,838
Kellogg Company...........................................  41,100    1,898,306
Nature's Sunshine Products, Inc. .........................   1,600       42,400
Nature's Sunshine Products, Inc. .........................       0           15
Odwalla, Incorporated (b).................................     500        4,063
PepsiCo, Inc. ............................................ 152,400    5,495,925
Quaker Oats Company.......................................  13,900      747,125
Ralston Purina Company....................................  10,700    1,004,463
Smucker (J.M.) Company....................................   2,600       66,625
SUPERVALU Inc. ...........................................   6,000      263,250
Sysco Corporation.........................................  17,100      765,225
Tootsie Roll Industries, Inc. ............................   1,579       99,104
Wrigley (Wm.) Jr. Company.................................  11,600      857,675
                                                                   ------------
                                                                     33,990,464
                                                                   ------------
HEALTH CARE--9.0%
Acuson Corporation (b)....................................   2,800       47,250
Allergan, Inc. ...........................................   6,300      214,200
ALZA Corporation (b)......................................   8,300      295,688
Angelica Corporation......................................     800       18,400
Becton Dickinson and Company..............................  12,200      770,125
Bergen Brunswig Corporation...............................   4,918      224,076
Biomet, Inc. .............................................  11,300      323,463

                                                           SHARES     VALUE
HEALTH CARE--CONTINUED
Boston Scientific Corporation (b).........................  19,800 $  1,004,850
Forest Laboratories, Inc. (b).............................   3,900      231,563
Guidant Corp. ............................................  14,800      950,900
Humana Health Plans, Inc. (b).............................  16,500      331,031
Johnson & Johnson......................................... 135,100    9,043,256
Manor Care, Inc. .........................................   6,200      215,063
Marquette Medical Systems, Inc. (b).......................   1,500       40,125
Medtronic, Inc. ..........................................  46,900    2,394,831
Merck & Co., Inc. ........................................ 120,400   14,116,900
Mylan Laboratories, Inc. .................................  12,300      220,631
Oxford Health Plans, Inc. (b).............................   7,700      134,750
Schering-Plough Corporation...............................  73,700    5,334,038
St. Jude Medical Inc. (b).................................   8,900      289,250
Stryker Corporation.......................................   9,800      361,988
Sunrise Medical Inc. (b)..................................   1,900       27,550
United American Healthcare Corporation (b)................     800        2,100
                                                                   ------------
                                                                     36,592,028
                                                                   ------------
HOUSEHOLD GOODS--5.8%
Alberto-Culver Company....................................   5,300      157,013
Avon Products, Inc. ......................................  13,200      792,000
Bassett Furniture Industries..............................   1,300       37,375
Black & Decker Corp. .....................................   9,500      457,781
Church & Dwight Co., Inc. ................................   1,900       53,081
Clorox Company............................................  10,300      789,238
Colgate-Palmolive Company.................................  29,600    2,168,200
Fedders Corporation.......................................   3,600       20,700
Fort James Corp. .........................................  20,700      888,806
Handleman Company (b).....................................   3,100       18,988
Harman International Industries, Inc. ....................   1,730       67,686
Hasbro, Inc. .............................................  12,650      436,425
Huffy Corporation.........................................   1,100       16,225
Kimberly-Clark Corporation................................  56,064    2,925,840
Leggett & Platt...........................................   9,600      433,800
Mattel, Inc. .............................................  29,085    1,177,943
Maytag Corporation........................................   9,300      357,469
Newell Co. ...............................................  15,900      652,894
Oneida Ltd. ..............................................   1,600       43,700
Procter & Gamble Company.................................. 135,000   10,580,625
Rubbermaid Incorporated...................................  15,000      388,125
Shaw Industries, Inc. ....................................  13,600      150,450
Snap-On Incorporated......................................   5,850      229,247
Stanhome Inc. ............................................   1,600       43,400
Stanley Works.............................................   8,900      393,825

                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                           SHARES     VALUE
HOUSEHOLD GOODS--CONTINUED
Thomas Industries Inc. ...................................   1,500 $     32,813
Whirlpool Corporation.....................................   7,300      422,031
                                                                   ------------
                                                                     23,735,680
                                                                   ------------
INSURANCE--6.7%
Aetna, Inc. ..............................................  15,170    1,114,995
American General Corporation..............................  24,362    1,373,408
American International Group, Inc. .......................  70,500    7,777,031
Chubb Corporation.........................................  17,000    1,290,938
CIGNA Corporation.........................................   7,400    1,254,763
Cincinnati Financial Corporation..........................   5,395      687,863
General Re Corporation....................................   7,800    1,623,375
Hartford Steam Boiler Inspection and Insurance............   1,900      112,338
Jefferson-Pilot Corporation...............................   7,000      571,813
Lincoln National Corp. ...................................  10,200      772,013
Marsh & McLennan Companies, Inc. .........................  17,000    1,255,875
Providian Corporation.....................................   9,500      464,313
ReliaStar Financial Corporation...........................   9,000      373,500
SAFECO Corporation........................................  14,100      704,119
St. Paul Companies, Inc. .................................   8,400      730,800
Torchmark Corporation.....................................  14,000      581,875
Travelers Group Inc. ..................................... 115,200    5,702,400
UNUM Corporation..........................................  13,900      675,888
USF&G Corporation.........................................  11,400      271,463
                                                                   ------------
                                                                     27,338,770
                                                                   ------------
MEDIA--3.9%
Banta Corporation.........................................   2,850       72,497
Comcast Corporation.......................................  34,900    1,092,806
Disney (Walt) Company.....................................  67,800    7,224,938
Dow Jones & Company.......................................   9,800      492,450
Harcourt General..........................................   6,900      367,856
King World Productions, Inc. (b)..........................   3,600      213,075
Lee Enterprises, Inc......................................   4,500      129,094
McGraw-Hill Companies.....................................   9,900      691,144
Media General, Inc. ......................................   2,400      109,200
Meredith Corporation......................................   5,100      199,856
Midas Inc. (b)............................................   1,717       27,579
New York Times Company....................................   9,600      624,600
Scholastic Corporation (b)................................   1,600       56,000
Tele-Communications, Inc. (b).............................  50,700    1,419,600
Times Mirror Company......................................   8,900      512,863
U S West Media Group......................................  60,700    1,802,031

                                                            SHARES    VALUE
MEDIA--CONTINUED
Viacom, Inc. (b)...........................................  6,700 $    276,375
Washington Post Company....................................  1,000      487,000
                                                                   ------------
                                                                     15,798,964
                                                                   ------------
MISCELLANEOUS--1.7%
American Greetings Corporation.............................  7,100      307,519
Avnet, Inc. ...............................................  4,300      262,300
Bemis Company, Inc. .......................................  5,300      228,563
Case Corporation...........................................  7,300      425,681
CPI Corp. .................................................  1,000       24,063
Cross (A.T.) Company.......................................  1,400       15,925
Deere & Company............................................ 25,200    1,329,300
General Signal Corporation.................................  4,800      187,200
Gibson Greetings, Inc. (b).................................  1,400       30,450
Hillenbrand Industries, Inc. ..............................  6,700      343,375
Hunt Manufacturing Co. ....................................  1,100       24,544
Hussmann International Inc. (b)............................  5,150       70,169
Ionics, Inc. (b)...........................................  1,400       57,575
Jostens, Inc. .............................................  3,800       85,738
Marriott International, Inc. .............................. 12,800      884,800
Omnicom Group Inc. ........................................ 16,200      657,113
Polaroid Corporation.......................................  4,300      176,569
Sealed Air Corporation (b).................................  4,100      257,788
Service Corporation International.......................... 25,200      982,800
Sonoco Products Company....................................  9,305      330,328
Toro Company...............................................  1,200       46,725
Whitman Corporation........................................ 10,300      171,238
                                                                   ------------
                                                                      6,899,763
                                                                   ------------
MISCELLANEOUS MANUFACTURING--1.0%
Applied Materials, Inc. (b)................................ 36,500    1,197,656
Brady (W.H.) Co. ..........................................  2,200       65,450
Cincinnati Milacron Inc. ..................................  3,900       99,450
CLARCOR Inc. ..............................................  1,400       37,713
Crown Cork & Seal Company, Inc. ........................... 12,800      633,600
Dionex Corporation (b).....................................  1,200       66,000
Fastenal Company...........................................  3,700      162,569
Gerber Scientific Inc. ....................................  2,100       38,063
Graco Inc. ................................................  1,450       60,628
Illinois Tool Works Inc. .................................. 24,900    1,386,619
Isco, Inc. ................................................    300        2,625
Lawson Products, Inc. .....................................  1,100       33,000
Millipore Corporation......................................  4,200      137,550
Nordson Corporation........................................  1,500       73,688
Watts Industries...........................................  2,400       66,750

                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                            SHARES    VALUE
MISCELLANEOUS MANUFACTURING--CONTINUED
Wellman, Inc. .............................................  3,000 $     53,813
Zurn Industries, Inc. .....................................  1,200       41,400
                                                                   ------------
                                                                      4,156,574
                                                                   ------------
RESOURCE DEVELOPMENT--1.5%
Air Products & Chemicals, Inc. ............................ 11,000      880,688
Aluminum Company of America................................ 17,200    1,313,650
Battle Mountain Gold Company............................... 23,200      130,500
Betz Laboratories..........................................  2,900      167,113
Cabot Corporation..........................................  6,700      189,275
Calgon Carbon Corporation..................................  3,800       39,663
Consolidated Papers, Inc. .................................  4,700      264,375
Cyprus Amax Minerals Company...............................  9,100      143,325
Echo Bay Mines Ltd (b)..................................... 14,000       27,125
Fuller (H.B.) Company......................................  1,300       68,250
IMCO Recycling Inc. .......................................  1,600       26,800
Inland Steel Industries, Inc. .............................  4,700       93,706
Mead Corporation........................................... 10,200      331,500
Morton International, Inc. ................................ 13,300      438,900
Nalco Chemical Company.....................................  6,400      240,000
Nucor Corporation..........................................  8,550      407,194
Praxair, Inc. ............................................. 15,800      654,713
Sigma-Aldrich Corporation.................................. 10,200      395,250
Westvaco Corporation....................................... 10,400      337,350
Worthington Industries, Inc. ..............................  9,400      158,038
                                                                   ------------
                                                                      6,307,415
                                                                   ------------
RETAIL--9.9%
Albertson's, Inc. ......................................... 24,600    1,173,113
American Stores Companies.................................. 27,400      595,950
Bestfoods.................................................. 14,400    1,404,000
Bob Evans Farms, Inc. .....................................  4,100       78,669
Charming Shoppes, Inc. (b)................................. 10,300       41,844
Circuit City Stores, Inc. .................................  9,600      327,600
Claire's Stores, Inc. .....................................  4,700       83,425
Costco Companies Inc. (b).................................. 21,115      915,863
CVS Corporation............................................ 17,500    1,147,344
Dayton Hudson Corporation.................................. 21,800    1,568,238
Dillard Department Stores, Inc. ........................... 11,100      389,888
Dollar General Corporation................................. 11,548      420,059
Egghead, Inc. (b)..........................................  2,100       16,538
Gap, Inc. (The)............................................ 40,150    1,568,359
Giant Food Inc. ...........................................  5,800      188,863
Great Atlantic & Pacific Tea Company, Inc. ................  3,700      105,450
Hannaford Bros. Co. .......................................  4,000      155,750
Home Depot, Inc. .......................................... 73,649    4,441,956

                                                           SHARES     VALUE
RETAIL--CONTINUED
Kmart Corporation (b).....................................  48,700 $    535,700
Kroger Co. (b)............................................  25,500      997,688
Lands' End, Inc. (b)......................................   3,100      121,869
Lillian Vernon Corporation................................   1,000       16,813
Limited, Inc. (The).......................................  27,300      723,450
Longs Drug Stores Corporation.............................   3,800      109,963
Lowe's Companies, Inc. ...................................  17,400      879,788
Luby's Cafeterias, Inc. ..................................   2,300       36,800
May Department Stores Company.............................  23,400    1,229,963
McDonald's Corporation....................................  68,800    3,242,200
Mercantile Stores Company, Inc. ..........................   3,600      214,200
Nordstrom, Inc. ..........................................   8,000      407,000
Penney (J.C.) Company, Inc. ..............................  25,000    1,684,375
Pep Boys--Manny, Moe & Jack...............................   6,300      137,813
Ruby Tuesday, Inc. .......................................   1,700       42,394
Ryan's Family Steakhouse, Inc. (b)........................   4,600       38,238
Sears, Roebuck and Co. ...................................  39,200    1,805,650
Spec's Music, Inc. (b)....................................     200          250
Starbucks Corporation (b).................................   7,600      277,875
Tandy Corporation.........................................  10,500      406,875
TCBY Enterprises, Inc. ...................................   2,300       17,250
TJX Companies, Inc. ......................................  16,300      552,163
Toys "R' Us, Inc. (b).....................................  28,720      770,055
Wal-Mart Stores, Inc. .................................... 226,400    9,027,700
Walgreen Company..........................................  49,200    1,629,750
Wendys International Inc. ................................  13,100      292,294
Whole Foods Market, Inc. (b)..............................   2,400      120,600
Woolworth Corporation (b).................................  13,600      295,800
                                                                   ------------
                                                                     40,237,425
                                                                   ------------
TECHNOLOGY--23.1%
3Com Corporation (b)......................................  34,600    1,143,963
Advanced Micro Devices, Inc. (b)..........................  14,200      284,888
American Power Conversion (b).............................   9,700      254,019
Analog Devices, Inc. (b)..................................  16,100      474,950
Apple Computer, Inc. (b)..................................  12,800      234,400
AT&T Corporation.......................................... 163,200   10,220,400
Autodesk, Inc. ...........................................   5,000      193,125
Automatic Data Processing, Inc. ..........................  29,200    1,746,525
Baldor Electric Company...................................   3,500       79,844
Borland International, Inc. (b)...........................   4,000       30,000
Broderbund Software Inc. (b)..............................   1,900       40,138
Cisco Systems, Inc. (b)................................... 101,100    6,375,619
Citizens Utilities Company................................   9,267       88,037
Compaq Computer Corporation............................... 152,140    4,573,709
Computer Associates International, Inc. ..................  54,700    2,909,356

                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                           SHARES     VALUE
TECHNOLOGY--CONTINUED
Cooper Industries, Inc. ..................................  12,100 $    642,055
Dell Computer Corp. (b)...................................  32,600    3,241,662
Digital Equipment Corporation (b).........................  14,600      825,812
DSC Communications Corporation (b)........................  11,900      238,000
Grainger (W.W.), Inc. ....................................   4,800      462,000
Hewlett-Packard Company................................... 104,500    6,270,000
Hubbell Incorporated......................................   6,960      348,435
Hutchinson Technology (b).................................   1,700       42,712
Intel Corporation......................................... 164,400   13,316,400
International Business Machines Corporation...............  97,700    9,641,768
LSI Logic (b).............................................  14,100      338,400
MCI Communications Corporation............................  69,700    3,236,693
Merix Corporation (b).....................................     600        8,250
Micron Technology, Inc. (b)...............................  21,000      727,125
Microsoft Corporation (b)................................. 121,200   18,081,525
Molex Incorporated........................................  15,737      428,832
National Semiconductor Corporation (b)....................  16,300      458,437
Novell Inc. (b)...........................................  34,900      246,480
Perkin-Elmer Corporation..................................   4,800      283,200
Quarterdeck Corporation (b)...............................   4,200        9,187
QuickResponse Services, Inc. (b)..........................     700       25,505
Raychem Corporation.......................................   8,300      309,693
Shared Medical Systems Corporation........................   2,400      157,200
Solectron Corporation (b).................................  11,500      497,375
Sprint Corporation........................................  43,000    2,553,125
Stratus Computer, Inc. (b)................................   2,300       97,030
Sun Microsystems, Inc. (b)................................  37,500    1,797,655
Tektronix, Inc. ..........................................   5,200      219,700
Tellabs, Inc. (b).........................................  18,100      926,493
Thomas & Betts Corporation................................   5,500      271,562
Xilinx, Inc. (b)..........................................   7,200      273,150
                                                                   ------------
                                                                     94,624,434
                                                                   ------------
TRANSPORTATION--1.7%
Airborne Freight Corporation..............................   2,300      163,587
Alaska Air Group, Inc. (b)................................   1,800       87,412
AMR Corporation (b).......................................   9,300    1,174,125
Consolidated Freightways Corporation (b)..................   2,100       31,105
CSX Corporation...........................................  22,100    1,171,300
Delta Air Lines, Inc. ....................................   7,400      844,525
FDX Holding Corporation (b)...............................  11,400      741,712

                                                            SHARES     VALUE
TRANSPORTATION--CONTINUED
GATX Corporation...........................................   2,400 $    174,150
Norfolk Southern Corporation...............................  37,700    1,189,905
Roadway Express, Inc. .....................................   2,000       43,750
Ryder System, Inc. ........................................   7,400      247,900
Southwest Airlines Co. ....................................  21,700      565,555
UAL Corporation (b)........................................   5,700      506,587
Yellow Corporation (b).....................................   2,800       73,150
                                                                    ------------
                                                                       7,014,763
                                                                    ------------
UTILITIES--8.5%
AGL Resources Inc. ........................................   5,500      108,968
American Water Works, Inc. ................................   7,700      207,900
Ameritech.................................................. 110,000    4,723,125
Bell Atlantic Corporation..................................  78,011    7,220,892
BellSouth Corporation......................................  99,700    6,038,080
CalEnergy Company, Inc. (b)................................   8,300      213,205
Central Lousiana Electric Inc. ............................   2,200       68,337
Connecticut Energy Corporation.............................   1,000       27,187
Eastern Enterprises........................................   2,000       82,750
El Paso Energy Corporation.................................   5,800      370,837
Energen Corporation........................................   1,400       54,600
Enron Corp. ...............................................  31,800    1,317,712
Equitable Resources, Inc. .................................   3,400      111,775
Frontier Corporation.......................................  16,400      427,425
Helmerich & Payne, Inc. ...................................   4,800      122,700
Idaho Power Company........................................   3,600      124,875
Keyspan Energy Corporation.................................   4,900      166,905
LG&E Energy Corp. .........................................   6,700      156,612
MCN Corporation............................................   7,600      281,200
New Century Energies, Inc. ................................  11,100      505,743
NICOR Inc. ................................................   4,700      189,175
Northwest Natural Gas Co. .................................   2,200       58,575
Northwestern Public Service Company........................   1,500       33,280
Oklahoma Gas and Electric Company..........................   3,900      204,018
ONEOK Inc. ................................................   3,000      102,562
Pacific Enterprises........................................   8,300      299,318
Peoples Energy Corporation.................................   3,400      128,350
Potomac Electric Power Company.............................  12,000      298,500
Rowan Companies, Inc. .....................................   8,700      229,462
SBC Communications Inc. ...................................  92,159    7,165,392
Sonat Inc. ................................................   8,600      375,712
Southern New England Telecommunications Corporation........   6,900      449,362
Telephone and Data Systems, Inc. ..........................   5,800      255,200

                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                            SHARES    VALUE
UTILITIES--CONTINUED
U S West Communications Group (b).......................... 48,300 $  2,324,437
Washington Gas Light Company...............................  4,200      111,300
Western Atlas Inc. ........................................  5,300      330,255
                                                                   ------------
                                                                     34,885,726
                                                                   ------------
VEHICLE COMPONENTS--0.5%
Cooper Tire and Rubber Company.............................  7,600      182,875
Cummins Engine Company, Inc................................  3,700      197,950
Dana Corporation........................................... 10,500      526,312
Federal-Mogul Corporation..................................  3,900      175,500
Genuine Parts Company...................................... 17,900      594,056
Modine Manufacturing Company...............................  2,900      101,137
Smith (A.O.) Corporation...................................  1,500       63,000
Spartan Motors, Inc. (b)...................................  1,200        8,475
SPX Corporation............................................  1,200       87,600
                                                                   ------------
                                                                      1,936,905
                                                                   ------------
Total Investments(a)--100.0%...................................... $408,990,469
Other Assets, less liabilities....................................    2,499,557
                                                                   ------------
NET ASSETS........................................................ $411,490,026
                                                                   ============

-------
(a) The aggregate cost for federal income tax purposes is $299,126,134, the aggregate gross unrealized appreciation is $112,492,160, and the aggregate gross unrealized depreciation is $2,627,825, resulting in net unrealized appreciation of $109,864,335.
(b) Non-income producing security.

                   See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                JANUARY 31, 1998
                                  (UNAUDITED)

ASSETS:
Investments at value (Cost $299,126,134).......................... $408,990,469
Cash..............................................................    4,192,809
Dividends receivable..............................................      496,631
                                                                   ------------
   Total assets...................................................  413,679,909
                                                                   ------------
LIABILITIES:
Payable for securities purchased..................................    1,971,177
Accrued expenses (Note 2).........................................      218,706
                                                                   ------------
   Total liabilities..............................................    2,189,883
                                                                   ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.......... $411,490,026
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital................................................... $411,490,026
                                                                   ============

                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED JANUARY 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $518)............... $ 2,276,430
                                                                  -----------
EXPENSES:
Management fee (Note 2)..........................................     199,249
Sub management fee (Note 2)......................................     186,707
Professional fees................................................      48,667
Custody fees (offset by compensating balances)...................      65,252
Trustee fees.....................................................       1,325
Miscellaneous....................................................       1,955
                                                                  -----------
Total expenses...................................................     503,155
   Fees paid indirectly..........................................     (60,429)
   Management fee waived.........................................    (103,679)
                                                                  -----------
   Net expenses..................................................     339,047
                                                                  -----------
NET INVESTMENT INCOME............................................   1,937,383
NET REALIZED GAIN ON INVESTMENTS
Proceeds from sales................................. $  8,580,631
Cost of securities sold.............................    5,738,294
                                                     ------------
   Net realized gain on investments..............................   2,842,337
NET CHANGES IN UNREALIZED APPRECIATION OF INVESTMENTS
Beginning of period.................................   91,161,408
End of period.......................................  109,864,335
                                                     ------------
   Net change in unrealized appreciation.........................  18,702,927
                                                                  -----------
NET INCREASE OF NET ASSETS RESULTING FROM OPERATIONS............. $23,482,647
                                                                  ===========

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE
                                                 SIX MONTHS ENDED    FOR THE
                                                 JANUARY 31, 1998  YEAR ENDED
                                                   (UNAUDITED)    JULY 31, 1997
INCREASE (DECREASE) IN NET ASSETS
From Operations:
 Net investment income..........................   $  1,937,384   $  2,240,276
 Net realized gain on investments...............      2,842,337        433,417
 Net change in unrealized appreciation of in-
  vestments.....................................     18,702,927     74,540,873
                                                   ------------   ------------
 Net Increase in Net Assets Resulting from Oper-
  ations........................................     23,482,648     77,214,566
                                                   ------------   ------------
Transactions in Investors' Beneficial Interest:
 Additions......................................    105,727,597    137,135,556
 Reductions.....................................    (10,079,189)   (22,391,710)
                                                   ------------   ------------
 Net Increase in Net Assets from Transactions in
  Investors' Beneficial Interests...............     95,648,408    114,743,846
                                                   ------------   ------------
Total Increase in Net Assets....................    119,131,056    191,958,412
NET ASSETS:
 Beginning of period............................    292,358,970    100,400,558
                                                   ------------   ------------
 End of period..................................   $411,490,026   $292,358,970
                                                   ============   ============

                              FINANCIAL HIGHLIGHTS

                              FOR THE
                          SIX MONTHS ENDED              FOR THE YEAR ENDED JULY 31,
                          JANUARY 31, 1998      -----------------------------------------
                            (UNAUDITED)           1997        1996          1995     1994
Ratio of net investment
 income to average net
 assets.................         1.13%(1)(5)        1.34%       1.48%(3)    1.85%(4) 2.13%(4)
Ratio of expenses to av-
 erage net assets.......         0.23%(1)(2)(3)     0.29%(2)    0.59%(2)(3) 0.43%(4) 0.29%(4)
Portfolio turnover
 rate...................            3%                 1%          5%          6%       8%
Average commission rate
 paid per share.........      $0.0408            $0.0512     $0.0496          --       --

(1) Reflects a waiver of 0.06% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived their fees, the ratios of net investment income and expenses to average net assets for the six months ended January 31, 1998 would have been 1.07% and 0.26%, respectively.
(2) Ratio of total expenses to average net assets for the period ended January 31, 1998, July 31, 1997 and 1996 include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.20%, 0.25% and 0.50% for the year ended July 31, 1997 and 1996, respectively.
(3) Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and expense for the year ended July 31, 1996 would have been 1.14% and 0.85% respectively.
(4) Reflects a voluntary waiver of fees by the Administrator and Adviser due to the limitations set forth in the Expense Reimbursement Agreement. Had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets for the years ended July 31, 1995 and 1994 would have been 1.75% and 0.53% and 2.00% and 0.42%
    respectively.
(5) Annualized.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.
  (A) VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.
  (B) DIVIDEND INCOME: Dividend income is reported on the ex-dividend date.
  (C) FEDERAL TAXES: The Index Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Portfolio will be taxed on its share of the Index Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.
  (D) OTHER: Investment transactions are accounted for on the trade date.
      Gains and losses are determined on the basis of identified cost.

NOTE 2--TRANSACTIONS WITH AFFILIATES
  (A) MANAGER. Domini Social Investments LLC (DSIL or the Manager) is a registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Index Portfolio. For its services under the Management Agreement, the Manager receives from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Index Portfolio's average daily net assets, subject to reduction to the extent necessary to keep the aggregate annual operating expenses of the Index Portfolio (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Index Portfolio through October 22, 1998.
  (B) SUBMANAGER. Mellon Equity provides investment submanagement services to the Index Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. Mellon Equity does not determine the composition of the Domini Social Index. Under the Submanagement Agreement, DSIL pays Mellon Equity an investment submanagement fee equal on an annual basis to 0.10% of the average daily net assets of the Portfolio.

  (C) PRIOR ADVISORY, MANAGEMENT, SPONSORSHIP AND ADMINISTRATIVE
      AGREEMENTS. Prior to October 22, 1997, pursuant to an investment advisory agreement (the KLD "Advisory Agreement"), KLD served as investment adviser to the Index Portfolio and furnished continuously an investment program by determining the stocks to be included in the Domini Social Index. KLD received from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets. Additionally, prior to October 22, 1997, pursuant to a management agreement (the "Mellon Equity Management Agreement"), Mellon Equity served as investment manager and managed the assets of the Index Portfolio on a daily basis. Prior to October 22, 1997, pursuant to a sponsorship agreement (the "KLD Sponsorship Agreement") , KLD furnished administrative services for the Index Portfolio. KLD received from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the average daily net assets of the Portfolio for administrative services. Prior to November 6, 1996, pursuant to an administrative services agreement (the "Signature Administration Agreement"), Signature Broker-Dealer Services, Inc. ("Signature") served as the administrator of the Index Portfolio. Prior to October 22, 1997, the aggregate investment management and administration fees under the prior agreement with respect to the Index Portfolio were equal to 0.15% of the Index Portfolio's average daily net assets for its then current fiscal year.

NOTE 3--INVESTMENT TRANSACTIONS
  Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $104,647,537.62 and $8,580,631, respectively. Custody fees of the Portfolio were reduced by $60,429 which was compensation for uninvested cash left on deposit with the custodian. Cash balances could have been employed to earn additional income for the Portfolio.

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                                                              Semi-Annual Report

--------------------------------------------------------------------------------

INVESTMENT ADVISER (BALANCED FUND)
AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN

INVESTMENT SUBADVISER (BALANCED FUND)            [LOGO OF GREEN CENTURY FUNDS
Winslow Management Company                                       APPEARS HERE]
24 Federal Street
Boston, MA 02110

INVESTMENT MANAGER (INDEX PORTFOLIO)
Domini Social Investments LLC
11 West 25th Street
New York, NY 10010

INVESTMENT SUBMANAGER (INDEX PORTFOLIO)
Mellon Equity Associates
500 Grant Street, Suite 3700
Pittsburgh, PA 15258-0001

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR AND DISTRIBUTOR
Sunstone Financial Group, Inc. (Subadministrator)
Sunstone Distribution Services, LLC (Distributor)
207 East Buffalo Street, Suite 400
Milwaukee, WI 53202

TRANSFER AGENT AND CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

COUNSEL TO GREEN CENTURY CAPITAL
MANAGEMENT, INC.
Goulston & Storrs
400 Atlantic Avenue
Boston, MA 02110

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street                                                         Balanced
Boston, MA 02110                                                           Fund
                                                              December 31, 1997
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[LOGO OF GREEN CENTURY                                                   Equity
    FUNDS APPEARS HERE](R)                                                 Fund
An investment for your future                                  January 31, 1998



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